Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest income
Interest and fees on loans	$ 55,464,761	$ 49,624,046
Interest on taxable debt securities	3,586,797	3,633,292
Interest on tax-exempt debt securities	321,646	321,645
Dividends	237,114	228,169
Interest on federal funds sold and overnight deposits	1,269,541	1,193,788
Total interest income	60,879,859	55,000,940
Interest expense
Interest on deposits	16,039,463	14,115,544
Interest on borrowed funds	1,936,830	4,358,437
Interest on repurchase agreements	1,069,965	797,002
Interest on junior subordinated debentures	959,692	1,098,590
Total interest expense	20,005,950	20,369,573
Net interest income	40,873,909	34,631,367
Credit loss expense	1,373,661	1,133,411
Net interest income after credit loss expense	39,500,248	33,497,956
Non-interest income
Service fees	3,866,744	3,811,141
Income from sold loans	405,978	370,360
Other income from loans	1,369,201	1,228,555
Other income	2,267,382	1,772,160
Total non-interest income	7,909,305	7,182,216
Non-interest expense
Salaries and wages	9,778,049	9,352,000
Employee benefits	4,174,297	3,875,597
Occupancy expenses, net	3,041,242	2,739,657
Other expenses	10,011,389	9,509,838
Total non-interest expense	27,004,977	25,477,092
Income before income taxes	20,404,576	15,203,080
Income tax expense	3,436,595	2,438,630
Net income	$ 16,967,981	$ 12,764,450
Earnings per common share	$ 3.01	$ 2.28
Weighted average number of common shares used in computing earnings per share	5,602,905	5,553,052
Dividends declared per common share	$ 0.98	$ 0.94